Document And Entity Information	Oct. 27, 2026
Document Information [Line Items]
Entity, Registrant Name	ULTRALIFE CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 27, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-20852
Entity, Tax Identification Number	16-1387013
Entity, Address, Address Line One	2000 Technology Parkway
Entity, Address, City or Town	Newark
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14513
City Area Code	315
Local Phone Number	332-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ULBI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000875657